Commitments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expenses of operating leases	$ 1,900,000	$ 1,800,000	$ 1,500,000
Remaining minimum purchase commitments	500,000
Accrued loss on purchase obligation	$ (500,000)